FORUM                                   PROSPECTUS
FUNDS
                                        INSTITUTIONAL SHARES

                                        JANUARY 8, 2002




FOUR MONEY MARKET  FUNDS THAT
SEEK TO PROVIDE HIGH CURRENT            DAILY ASSETS TREASURY OBLIGATIONS FUND
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL AND    DAILY ASSETS GOVERNMENT FUND
THE MAINTENANCE OF LIQUIDITY.
                                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                        DAILY ASSETS CASH FUND





The Securities and Exchange Commission
has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                     FORUM FUNDS
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TABLE OF CONTENTS


        SUMMARY                                                              2

        PERFORMANCE                                                          4

        FEE TABLES                                                           5

        MANAGEMENT                                                           6

        YOUR ACCOUNT                                                         7

              How to Contact the Funds                                       7

              General Information                                            7


              Buying Shares                                                  8


              Selling Shares                                                 9

              Exchange Privileges                                           10

        OTHER INFORMATION                                                   11

        FINANCIAL HIGHLIGHTS                                                12

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SUMMARY

CONCEPTS TO UNDERSTAND           This Prospectus offers Institutional Shares of four money market funds - Daily Assets Treasury
                                 Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund
MONEY MARKET SECURITY            and Daily Assets Cash Fund (each a "Fund").  Institutional Shares are designed for institutional
means a high credit quality,     investors.
short-term, U.S. dollar
denominated debt security.       INVESTMENT OBJECTIVES

TREASURY  SECURITY               The investment objective of each Fund is to provide a high current income to the extent consistent
means security that is           with the preservation of capital and the maintenance of liquidity.
issued or guaranteed by
the U.S. Treasury.               PRINCIPAL INVESTMENT STRATEGIES

                                 Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing  substantially
GOVERNMENT SECURITY              all of  its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"),
means a  security that is        which  has  the  same  investment objective  and  substantially  similar  investment policies.
issued or guaranteed  by
the  U.S. Government, its
agencies or
instrumentalities.
                                 Each Portfolio:
REPURCHASE AGREEMENT means       o   Invests in a diversified portfolio of Money Market Securities
a transaction in which           o   Invests in securities with remaining maturities of 397 days or less
securities are purchased         o   Maintains a dollar weighted average maturity of its investments of 90 days or less and simultaneously
committed to be resold to        Each Portfolio in which a Fund invests and its primary investments are:
another party at an
agreed-upon date and at a
price reflecting a market
rate of interest.


                                         FUND/PORTFOLIO                         PRIMARY INVESTMENTS
                              Daily Assets Treasury Obligations      At least 80% of net assets invested in Treasury
                              Fund/Treasury Cash Portfolio           Securities and Repurchase Agreements backed by Treasury
                                                                     Securities
                              Daily Assets Government                At least 80% of net assets invested in Government
                              Fund/Government Portfolio              Securities that generally are exempt from state and
                                                                     local income taxes
                              Daily Assets Government Obligations    At least 80% of net assets  in Government Securities and
                              Fund/Government Cash Portfolio         Repurchase Agreements backed by Government Securities
                              Daily Assets Cash Fund/                Invests in a broad spectrum of Money Market Securities
                              Cash Portfolio                         including:
                                                                     o    Securities issued by financial institutions,
                                                                          such as certificates of deposit, bankers'
                                                                          acceptances and time deposits
                                                                     o    Securities issued by domestic companies, such
                                                                          as commercial paper
                                                                     o    Government Securities
                                                                     o    Repurchase Agreements

                                The investment adviser for each Portfolio (the "Adviser")  continuously monitors economic  factors such as interest rate  outlooks and technical  factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity  profile for the  Portfolio's  investments.  The Adviser  searches  for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.


                                The Adviser may sell a Money Market Security if:
                                o   Revised  economic  forecasts or interest rate outlook requires a repositioning of a  Portfolio
                                o   The  security  subsequently  fails  to  meet  the  Adviser's investment criteria
                                o   Funds are needed for another purpose




2


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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of the Funds' investment in the Portfolios are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund followed by Government Cash Portfolio/Daily Assets Government Obligations Fund, Government Portfolio/Daily Assets Government Fund and then Treasury Cash Portfolio/Daily Assets Treasury Obligations Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

                                                                               3


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PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Institutional Shares have operated.

YEAR ENDED 12/31


DAILY ASSETS TREASURY OBLIGATIONS FUND

Best Quarter:                1.60% (quarter ended 9/30/00)

Worst Quarter                0.51% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 4.76%
2000- 6.18%
2001- 3.79%]



DAILY ASSETS GOVERNMENT FUND

Best Quarter:                1.61% (quarter ended 12/31/00)

Worst Quarter                0.62% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 5.07%
2000- 6.29%
2001- 3.98%]



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Best Quarter:                1.63% (quarter ended 9/30/00)

Worst Quarter                0.64% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 5.05%
2000- 6.35%
2001- 4.05%]



DAILY ASSETS CASH FUND

Best Quarter:                1.65% (quarter ended 9/30/00)

Worst Quarter                0.64% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 5.15%
2000- 6.42%
2001- 4.19%]





The following table lists the average annual total return as of December 31, 2001.

                                                           1 YEAR               SINCE INCEPTION           INCEPTION DATE

DAILY ASSETS TREASURY OBLIGATIONS FUND                      3.79%                    5.01%                   1/22/98
DAILY ASSETS GOVERNMENT FUND                                3.98%                    5.12%                    7/1/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                    4.05%                    5.22%                   1/30/98
DAILY ASSETS CASH FUND                                      4.19%                    5.31%                   3/13/98


4


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                                                                    FORUM FUNDS
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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage if a Fund's average net assets. There are no charges to purchase or redeem Fund shares.

                                                          DAILY ASSETS         DAILY          DAILY ASSETS         DAILY
ANNUAL FUND OPERATING EXPENSES                              TREASURY           ASSETS          GOVERNMENT          ASSETS
(expenses that are deducted from Fund assets)(a)       OBLIGATIONS FUND    GOVERNMENT FUND   OBLIGATIONS FUND   CASH FUND
Management Fees (b)                                            0.13%            0.15%             0.13%            0.13%
Distribution (Rule 12b-1) Fees                                  None             None              None             None
Other Expenses                                                 0.16%            0.42%             0.19%            0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES                           0.29%            0.57%             0.32%            0.31%
Fee Waivers and Expense Reimbursements (c)                     0.09%            0.37%             0.12%            0.11%
NET EXPENSES                                                   0.20%            0.20%             0.20%            0.20%

(a)      Each Fund's expenses is include its pro-rata share of the expenses of its corresponding Portfolio.
(b)      Includes all investment advisory and administration fees.
(c)      Based on certain contractual fee waivers and expense reimbursements currently in effect that may decrease after
         December 31, 2002.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2002) and Total Annual Fund Operating Expenses (thereafter) remains as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                 DAILY ASSETS             DAILY ASSETS             DAILY ASSETS             DAILY ASSETS
                                   TREASURY                GOVERNMENT         GOVERNMENT OBLIGATIONS            CASH
                               OBLIGATIONS FUND               FUND                     FUND                     FUND
 1 year                               $20                     $20                      $20                      $20
 3 years                              $84                    $145                      $91                      $89
 5 years                             $154                    $280                     $168                     $163
10 years                             $360                    $675                     $395                     $382

                                                                               5


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MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

                 TREASURY CASH     GOVERNMENT     GOVERNMENT CASH       CASH
PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
ADVISORY FEE         0.03%             0.05%           0.03%            0.03%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS

The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to each Fund. As of September 30, 2001, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of each Fund have undertaken, through December 31, 2002, to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares of each Fund to no more than 0.20% of the average daily net assets of each other Fund.

6


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                                                                    FORUM FUNDS
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YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

WRITE TO US AT:                                                  ACH OR WIRE INVESTMENTS TO:
         Forum Shareholder Services, LLC                             Bankers Trust Company
         Attn: (Fund Name - Institutional Shares)                    New York, New York
         P.O. Box 446                                                ABA #021001033
         Portland, Maine 04112                                       FOR CREDIT TO:
                                                                     Forum Shareholder Services, LLC
TELEPHONE US AT:                                                     Account # 01-465-547
         (800) 94FORUM or                                            Re: (Fund Name) - Institutional Shares
         (800) 943-6786 (Toll Free)                                  (Your Name)
         (207) 879-0001                                              (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                                                             ORDER MUST BE                         PAYMENT MUST BE
                                                               RECEIVED BY                            RECEIVED BY
DAILY ASSETS GOVERNMENT FUND                             12:00 p.m., Eastern time               4:00 p.m., Eastern time
 .................................................. ..................................... ..........................................
DAILY ASSETS TREASURY OBLIGATIONS FUND                    2:00 p.m., Eastern time               4:00 p.m., Eastern time
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Daily Assets Cash Fund

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

                                                                               7


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BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS Make checks payable to "Forum Funds". No other method of check payment is acceptable.

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Shares:

                              MINIMUM                    MINIMUM
                         INITIAL INVESTMENT      ADDITIONAL INVESTMENT
Standard Accounts            $1,000,000                   $250


ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                          o   Instructions must be signed by all persons required
Individual accounts are owned by one person, as are sole                        to sign exactly as their names appear on the account
proprietorship  accounts.  Joint accounts have two or
more owners (tenants)
BUSINESS ENTITIES                                                           o   Submit a Corporate/Organization Resolution form or
                                                                                similar document
TRUSTS                                                                      o   The trust must be established before an account
                                                                                can be opened
                                                                            o   Provide a certified trust document, or the pages
                                                                                from the trust document, that identifies the
                                                                                trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                          HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                                    BY CHECK
o   Call or write us for an account application (and a                      o   Fill out an investment slip from a confirmation or
    Corporate/Organization Resolution form, if applicable)                      write us a letter
o   Complete the application (and resolution form)                          o   Write your account number on your check
o   Mail us your application (and resolution form) and a                    o   Mail us the slip (or your letter) and the check
    check
BY WIRE                                                                     BY WIRE
o   Call or write us for an account application (and a                      o   Call to notify us of your incoming wire
    Corporate/Organization Resolution form, if applicable)                  o   Instruct your financial institution to wire your
o   Complete the application (and resolution form)                              money to us
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   Instruct your financial institution to wire your
    money to us
BY ACH PAYMENT
o   Call or write us for an account application (and a
    Corporate/Organization Resolution form, if applicable)
o   Complete the application (and resolution form)
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   We can electronically debit your purchase amount from
    your account

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LIMITATIONS  ON  PURCHASES  A Fund  reserves  the right to refuse  any  purchase
(including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Institutional Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
        o   Mailed to you OR
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close) for Daily Assets Government Fund or after 2:00 p.m., Eastern time (or an earlier time if there is an Early Close) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

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SIGNATURE  GUARANTEE  REQUIREMENTS  To protect you and each Fund against  fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o   Written requests to redeem $100,000 or more
o   Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distributions proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Shares of a Fund for Institutional Shares of another Fund. For a list of other funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o   The names of each fund and share class you are  exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
    o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o   Call us with your request (unless  you  declined   telephone   redemption
    privileges   on  your  account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund also offers Institutional Service Shares and Investor Shares. Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Investor Shares are designed for retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund's Institutional Shares (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                             RATIOS/SUPPLEMENTAL DATA
                           --------------------------------------------------             -----------------------------------------
                                                                                             Net               Ratios to
                                                                        Ending             Assets at      Average Net Assets(a)
                          Beginning         Distributions Distributions  Net                End of     ----------------------------
                          Net Asset    Net     From Net    From Net     Asset              Period                Net
                          Value Per Investment Investment  Realized    Value per   Total   (000's      Net    Investment  Gross
                            Share    Income      Income      Gain       Share     Return   Omitted)  Expenses  Income   Expenses(b)
 Year Ended August 31
DAILY ASSETS TREASURY
OBLIGATIONS FUND

2001                        $1.00     $0.05    $(0.05)        -        $1.00       5.18%   $167,593     0.20%    4.91%      0.29%
2000                         1.00      0.06     (0.06)        -         1.00       5.74%    108,372     0.20%    5.65%      0.33%
1999                         1.00      0.05     (0.05)      -(d)        1.00       4.67%     86,295     0.20%    4.58%      0.32%
1998 (c)                     1.00      0.03     (0.03)        -         1.00       3.34%    110,561     0.20%    5.41%      0.47%
DAILY ASSETS GOVERNMENT
FUND
2001                         1.00      0.05     (0.05)        -         1.00       5.26%     29,100     0.20%    5.24%      0.57%
2000                         1.00      0.06     (0.06)        -         1.00       5.93%     39,777     0.20%    5.78%      0.65%

 1999                        1.00      0.05     (0.05)        -         1.00       4.92%     28,709     0.20%    4.81%      0.61%
1998 (c)                     1.00      0.01     (0.01)        -         1.00       0.89%     36,095     0.20%    5.26%      0.69%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
2001                         1.00      0.05     (0.05)      -(d)        1.00       5.34%     56,093     0.20%    5.18%      0.32%
2000                         1.00      0.06     (0.06)      -(d)        1.00       5.94%     34,909     0.20%    5.83%      0.37%
1999                         1.00      0.05     (0.05)        -         1.00       4.98%     26,627     0.20%    4.85%      0.40%
1998 (c)                     1.00      0.03     (0.03)        -         1.00       3.24%     15,352     0.20%    5.43%      0.74%
DAILY ASSETS CASH FUND
2001                         1.00      0.05     (0.05)        -         1.00       5.50%     56,263     0.20%    5.20%      0.31%
2000                         1.00      0.06     (0.06)        -         1.00       6.05%     42,165     0.20%    5.93%      0.34%
1999                         1.00      0.05     (0.05)        -         1.00       5.07%     38,926     0.20%    4.93%      0.35%
1998 (c)                     1.00      0.03     (0.03)        -         1.00       2.70%     28,396     0.20%    5.46%      0.68%



(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) Institutional Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund commenced operations on January 22, 1998, July 1, 1998, January 30, 1998 and March 13, 1998, respectively.
(d)  Less than $0.01 per share.


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS

                                ANNUAL/SEMI-ANNUAL REPORTS                                        INSTITUTIONAL SHARES
       Additional information about each Fund's investments is available in the
                    Funds annual/semi-annualreports to shareholders.                             DAILY ASSETS TREASURY
                                                                                                    OBLIGATIONS FUND
                       STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                The SAI provides more detailed information about each Fund                     DAILY ASSETS GOVERNMENT FUND
                 and is incorporated by reference into  this Prospectus.

                                                                                                 DAILY ASSETS GOVERNMENT
                                   CONTACTING THE FUNDS                                             OBLIGATIONS FUND
      You can get free copies of the annual/semi-annual report and the SAI, request
               other information and discuss your questions about each Fund                      DAILY  ASSETS  CASH FUND
                                by contacting the Funds at:

                             Forum Shareholder Services, LLC
                                       P.O. Box 446
                                  Portland, Maine 04112
                               800-94FORUM or 800-943-6786
                                       207-879-0001

                      SECURITIES  AND EXCHANGE  COMMISSION  INFORMATION
        You can also review each Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference Room of the
                   Securities and Exchange Commission ("SEC"). The scheduled
                    hours of operation of the Public Reference Room may be
                     obtained by calling the SEC at(202) 942-8090. You can
                          get copies of this information, for a fee,
                                  by e-mailing or writing to:

                                     Public Reference Room
                              Securities and Exchange Commission
                                  Washington, D.C. 20549-0102
                              E-mail address: publicinfo@sec.gov

          Fund information,  including  copies  of  the  annual/semi-annual reports and the  SAI, is  available  from  the  SEC's  EDGAR Database on its Web site at www.sec.gov.

                                                                                                       Forum Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                         Investment Company Act File No. 811-3023                                     207-879-0001


FORUM                                   PROSPECTUS
FUNDS
                                        INSTITUTIONAL SERVICE SHARES

                                        JANUARY 8, 2002


FOUR MONEY MARKET  FUNDS THAT
SEEK TO PROVIDE HIGH CURRENT            DAILY ASSETS TREASURY OBLIGATIONS FUND
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL        DAILY ASSETS GOVERNMENT FUND
AND THE MAINTENANCE OF LIQUIDITY.
                                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                                        DAILY ASSETS CASH FUND



The Securities and Exchange Commission
has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

 TABLE OF CONTENTS

        SUMMARY                                                     2

        PERFORMANCE                                                 4

        FEE TABLES                                                  5

        MANAGEMENT                                                  6

        YOUR ACCOUNT                                                7

            How to Contact the Funds                                7

            General Information                                     7

            Buying Shares                                           8

            Selling Shares                                          9

            Exchange Privileges                                    10

        OTHER INFORMATION                                          11

        FINANCIAL HIGHLIGHTS                                       12

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY


CONCEPTS TO UNDERSTAND          This Prospectus offers Institutional Service Shares of four money market funds - Daily Assets
                                Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government
                                Obligations Fund and Daily  Assets Cash Fund (each a "Fund"). Institutional  Service Shares are
MONEY  MARKET  SECURITY         sold to banks, trust companies and certain other financial institutions for their own and
means  a high credit            customer accounts.
quality, short-term, U.S.
dollar denominated debt         INVESTMENT OBJECTIVES
security.
                                The investment objective of each Fund is to provide high current income to the extent
TREASURY SECURITY               consistent with the preservation of capital and the maintenance of liquidity.
means a security that is
issued or guaranteed by         PRINCIPAL INVESTMENT STRATEGIES
the U.S. Treasury.
                                Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing
GOVERNMENT SECURITY             substantially all of its assets in another mutual fund (each a "Portfolio," and collectively,
means a security that is        the "Portfolios"), which has the same investment objective and substantially similar investment
issued or guaranteed by         policies.
the U.S. Government, its
agencies or                     Each Portfolio:
instrumentalities.
                                o        Invests in a diversified portfolio of Money Market Securities
REPURCHASE AGREEMENT means      o        Invests in securities with remaining maturities of 397 days or less
a transaction in which          o        Maintains a dollar weighted average maturity of its investments of 90 days or less securities are purchased
and simultaneously              Each Portfolio in which a Fund invests and its primary investments are:
committed to be resold to
another party at an                  FUND/PORTFOLIO                               PRIMARY INVESTMENTS
agreed-upon date and at a
price reflecting a market       Daily Assets Treasury Obligations      At least 80% of net assets invested in Treasury Securities
rate of interest.               Fund/Treasury Cash Portfolio           and Repurchase Agreements backed by Treasury  Securities

                                Daily Assets Government Fund/          At least 80% of net assets invested in Government Securities
                                Government Portfolio                   that generally are exempt from state and local income taxes

                                Daily Assets  Government               At least 80% of net assets invested in Government Securities
                                Obligations Fund/                      and Repurchase Agreements backed by Government Securities
                                Government Cash  Portfolio
                                Daily Assets Cash Fund/
                                Cash Portfolio                         Invests in a broad spectrum of Money Market Securities
                                                                       including
                                                                          o   Securities issued by financial institutions, such as
                                                                              certificates of deposit, bankers'acceptances and time
                                                                              deposits
                                                                          o   Securities issued by domestic companies, such  as
                                                                              commercial paper
                                                                          o   Government Securities
                                                                          o   Repurchase Agreements


                                The investment adviser for each Portfolio (the "Adviser")  continuously monitors economic  factors such as interest rate  outlooks and technical  factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity  profile for the  Portfolio's  investments.  The Adviser  searches  for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.


                                The Adviser may sell a Money Market Security if:
                                o   Revised economic forecasts or interest rate outlook requires a repositioning of a  Portfolio
                                o   The security subsequently fails to meet the Adviser's investment criteria
                                o   Funds are needed for another purpose

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or the security's credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase
Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund followed by Government Portfolio/Daily Assets Government Fund, Government Cash Portfolio/Daily Assets Government Obligations Fund and then Treasury Cash Portfolio/Daily Assets Treasury Obligations Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Institutional Service Shares have operated.

YEAR ENDED 12/31


DAILY ASSETS TREASURY OBLIGATIONS FUND

Best Quarter:                1.53% (quarter ended 9/30/00)

Worst Quarter                0.45% (quarter ended 12/31/01)


[EDGAR REPRESENTATION OF BAR CHART:
1999- 4.50%
2000- 5.92%
2001- 3.54%]



DAILY ASSETS GOVERNMENT FUND

Best Quarter:                1.54% (quarter ended 9/30/00)

Worst Quarter                0.55% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1993- 2.83%
1994- 3.80%
1995- 5.36%
1996- 4.82%
1997- 4.87%
1998- 4.97%
1999- 4.81%
2000- 6.03%
2001- 3.72%]



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Best Quarter:                1.57% (quarter ended 9/30/00)

Worst Quarter                0.58% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 4.78%
2000- 6.09%
2001- 3.79%]



DAILY ASSETS CASH FUND

Best Quarter:                1.58% (quarter ended 9/30/00)

Worst Quarter                0.58% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1997- 5.23%
1998- 5.26%
1999- 4.89%
2000- 6.15%
2001- 3.93%]

The following table lists the average annual total return as of December 31, 2001.

                                                        1 YEAR             5 YEAR         SINCE INCEPTION    INCEPTION DATE
DAILY ASSETS TREASURY OBLIGATIONS FUND                   3.54%               N/A               4.72%              4/1/98
DAILY ASSETS GOVERNMENT FUND                             3.72%              4.88%              4.50%              7/1/92
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                 3.79%               N/A               4.94%             3/30/98
DAILY ASSETS CASH FUND                                   3.93%              5.09%              5.09%             10/1/96

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage if a Fund's average net assets. There are no charges to purchase or redeem Fund shares.

                                                          DAILY ASSETS       DAILY ASSETS      DAILY ASSETS         DAILY
ANNUAL FUND OPERATING EXPENSES                              TREASURY         GOVERNMENT          GOVERNMENT        ASSETS
(expenses that are deducted from fund assets)(a)        OBLIGATIONS FUND        FUND          OBLIGATIONS FUND    CASH FUND
Management Fees (b)                                           0.13%             0.15%             0.13%             0.13%
Distribution (Rule 12b-1) Fees                                 None              None              None              None
Other Expenses                                                0.57%             1.16%             0.49%             0.49%
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.70%             1.31%             0.62%             0.62%
Fee Waivers and Expense Reimbursements (c)                    0.25%             0.86%             0.17%             0.17%
NET EXPENSES                                                  0.45%             0.45%             0.45%             0.45%


(a)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c)  Based  on  certain  contractual  fee  waivers  and  expense  reimbursements currently in effect that may decrease after
     December 31, 2002.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2002) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                 DAILY ASSETS           DAILY ASSETS            DAILY ASSETS             DAILY ASSETS
                                   TREASURY              GOVERNMENT              GOVERNMENT                  CASH
                              OBLIGATIONS FUND              FUND              OBLIGATIONS FUND               FUND
 1 year                                $46                     $46                     $46                      $46
 3 years                              $198                    $330                    $180                     $181
 5 years                              $364                    $636                    $327                     $329
10 years                              $844                  $1,504                    $753                     $758

FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser advises one taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

               TREASURY CASH     GOVERNMENT       GOVERNMENT CASH         CASH
PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
ADVISORY FEE       0.03%            0.05%              0.03%              0.03%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS

The Forum Financial Group, LLC and its affiliates (collectively, "Forum") provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder services that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide services to their customers who are invested in Institutional Service Shares.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and the other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of each Fund have undertaken through December 31, 2002 to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Service Shares of each Fund to no more than 0.45% of the average daily net assets.

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

WRITE TO US AT:                                                  ACH OR WIRE INVESTMENTS TO:
            Forum Shareholder Services, LLC                         Bankers Trust Company
            Attn: (Fund Name -Institutional Service Shares)         New York, New York
            P.O. Box 446                                            ABA #021001033
            Portland, Maine 04112                                   FOR CREDIT TO:
                                                                    Forum Shareholder Services, LLC
TELEPHONE US AT:                                                    Account # 01-465-547
            (800) 94FORUM or                                        Re: (Fund Name) - Institutional Service Shares
            (800) 943-6786 (Toll Free)                                 (Your Name)
            (207) 879-0001                                             (Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                               ORDER MUST BE                       PAYMENT MUST BE
                                                                RECEIVED BY                          RECEIVED BY
DAILY ASSETS GOVERNMENT FUND                             12:00 p.m., Eastern time              4:00 p.m., Eastern time
 ................................................... .................................... .....................................
DAILY ASSETS TREASURY OBLIGATIONS FUND                    2:00 p.m., Eastern time              4:00 p.m., Eastern time
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV at 4:00 p.m., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

FORUM FUNDS
--------------------------------------------------------------------------------

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Service Shares
                              MINIMUM INITIAL                MINIMUM ADDITIONAL
                               INVESTMENT                       INVESTMENT
Standard Accounts                $100,000                          $250

ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                          o   Instructions must be signed by all persons required
Individual accounts are owned by one person, as are sole                        to sign exactly as their names appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)
These  custodial accounts  provide a way to give money to a                 o   Depending on state laws, you can set up a custodial
child and obtain tax benefits                                                   account under the UGMA or UTMA
                                                                            o   The custodian must sign instructions in a manner
                                                                                indicating custodial capacity
BUSINESS ENTITIES                                                           o   Submit a Corporate/Organization Resolution form or
                                                                                similar document
TRUSTS                                                                      o   The trust must be established before an account
                                                                                can be opened
                                                                            o   Provide a certified trust document or the pages
                                                                                from the trust document, that identifies the
                                                                                trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                                    BY CHECK
o   Call or write us for an account application (and a                      o   Fill out an investment slip from a confirmation or
    Corporate Organization Resolution form, if applicable)                      write us a letter
o   Complete the application (and resolution form)                          o   Write your account number on your check
o   Mail us your application (and resolution form) and a                    o   Mail us the slip (or your letter) and the check
    check
BY WIRE                                                                     BY WIRE
o   Call or write us for an account application (and a                      o   Call to notify us of your incoming wire
    Corporate Organization Resolution form, if applicable)                  o   Instruct your financial institution to wire your
o   Complete the application (and resolution form)                              money to us
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   Instruct your financial institution to wire your
    money to us
BY ACH PAYMENT
o   Call or write us for an account application (and a
    Corporate/Organization Resolution form if applicable)
o   Complete the application (and resolution form)
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   We can electronically debit your purchase amount
    from your account

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                                                  HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Institutional Service Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your accountnumber
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close) for Daily Assets Government Fund or after 2:00 p.m., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You will redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

FORUM FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

    o   Written requests to redeem over $100,000 ore more
    o   Changes to a shareholder's record name
    o Redemptions from an account for which the address or account registration has changed within the last 30 days
    o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
    o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
    o Adding or changing: ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Service Shares of a Fund for Institutional Service Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o   The names of each fund and share class you are  exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
    o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee (if required)
o   Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which  account is  registered
    o   Additional  form of identification

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------
OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund also offers Institutional Shares and Investor Shares. Institutional Shares are designed for institutional investors and Investor Shares are designed for retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, if any, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                              RATIOS/SUPPLEMENTAL DATA
                           -------------------------------------------------              ------------------------------------------
                                                                                              Net               Ratios to
                         Beginning            Distributions Distributions  Ending          Assets at       Average Net Assets
                         Net Asset     Net     From Net      From Net       NetAsset          End of -------------------------------
                         Value Per  Investment Investment    Realized     Value per  Total   Period              Net
                           Share     Income    Income        Gain          Share    Return  (000's      Net   Investment  Gross
                                                                                          Omitted) Expenses   Income  Expenses(a)
   Year Ended August 31
    (except as noted)
DAILY ASSETS TREASURY
OBLIGATIONS FUND

2001                         $1.00    $0.05    $(0.05)         -           $1.00    4.92%    $15,575    0.45%    4.62%     0.70%
2000                          1.00     0.05     (0.05)         -            1.00    5.48%      7,374    0.45%    5.25%     0.78%
1999                          1.00     0.04     (0.04)         -            1.00    4.46%     18,369    0.45%    4.34%     0.89%
1998 (c)                      1.00     0.02     (0.02)         -            1.00    2.19%      4,448    0.45%    5.16%     1.53%
DAILY ASSETS GOVERNMENT
FUND
2001                          1.00     0.05     (0.05)         -            1.00    5.00%      2,658    0.45%    4.95%     1.31%
2000                          1.00     0.06     (0.06)         -            1.00    5.66%      3,140    0.45%    5.44%     1.37%
1999                          1.00     0.05     (0.05)         -            1.00    4.66%      5,775    0.45%    4.57%     1.15%
1998                          1.00     0.05     (0.05)         -            1.00    5.04%      9,485    0.46%    4.93%     0.91%
1997 (e)                      1.00     0.02     (0.02)         -            1.00    2.01%     44,116    0.50%    4.76%     0.95%
1997 (f)                      1.00     0.05     (0.05)         -            1.00    4.80%     43,975    0.50%    4.70%     0.99%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
2001                          1.00     0.05     (0.05)         -(d)         1.00    5.08%     46,764    0.45%    5.04%     0.62%
2000                          1.00     0.06     (0.06)         -(d)         1.00    5.68%     57,347    0.45%    5.67%     0.70%
1999                          1.00     0.05     (0.05)         -            1.00    4.72%     22,328    0.45%    4.54%     0.80%
1998 (c)                      1.00     0.02     (0.02)         -            1.00    2.22%      2,390    0.45%    5.16%     2.13%
DAILY ASSETS CASH FUND
2001                          1.00     0.05     (0.05)         -            1.00    5.23%     54,475    0.45%    5.14%     0.62%
2000                          1.00     0.06     (0.06)         -            1.00    5.78%     52,428    0.45%    5.61%     0.66%
1999                          1.00     0.05     (0.05)         -(d)         1.00    4.81%     58,661    0.45%    4.59%     0.70%
1998                          1.00     0.05     (0.05)         -            1.00    5.34%      5,235    0.46%    5.22%     0.90%
1997 (c)                      1.00     0.05     (0.05)         -            1.00    4.70%     12,076    0.52%    5.06%     1.22%


(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund commenced operations on April 1, 1998, March 30, 1998 October 1, 1998 and March 13, 1998, respectively.
(d)  Less than $0.01 per share.
(e)  The Fund changed its fiscal year end to August 31 during this period.
(f)  Year ended March 31.


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS

                                ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about each Fund's investments
     is available in the Funds' annual/semi-annual reports to shareholders.                   INSTITUTIONAL SERVICE SHARES

                       STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                The SAI provides more detailed information about each Fund                        DAILY ASSETS TREASURY
                      and is incorporated by reference into                                        OBLIGATIONS FUND
                                this Prospectus.

                                   CONTACTING THE FUNDS                                       DAILY ASSETS GOVERNMENT FUND
     You can get free copies of the annual/semi-annual reports and the SAI,
      request other information and discuss your questions about each Fund                       DAILY ASSETS GOVERNMENT
                               by contacting the Funds at:                                          OBLIGATIONS FUND

                             Forum Shareholder Services, LLC                                     DAILY ASSETS CASH FUND
                                       P.O. Box 446
                                  Portland, Maine 04112
                               800-94FORUM or 800-943-6786
                                       207-879-0001

                      SECURITIES AND EXCHANGE COMMISSION INFORMATION
     You can also review each Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference Room of the
                   Securities and Exchange Commission ("SEC").

             The scheduled hours of operation of the Public Reference Room may be obtained by calling the  SEC  at  (202) 942-8090.
                  You can get copies of  this information, for a fee,
                              by e-mailing or writing to:

                                  Public Reference Room
                            Securities and Exchange Commission
                               Washington, D.C. 20549-0102
                            E-mail address: publicinfo@sec.gov

           Fund  information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                             on its Web site at www.sec.gov.


                                                                                                       Forum Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                                                                                                      207-879-0001

                         Investment Company Act File No. 811-3023


FORUM                                   PROSPECTUS
FUNDS
                                        INVESTOR SHARES
                                        JANUARY 8, 2002


THREE MONEY MARKET  FUNDS THAT
SEEK TO PROVIDE HIGH CURRENT            DAILY ASSETS GOVERNMENT FUND
INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
AND THE MAINTENANCE OF LIQUIDITY.
                                        DAILY ASSETS CASH FUND





The Securities and Exchange Commission
has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


        SUMMARY                                                              2

        PERFORMANCE                                                          4

        FEE TABLES                                                           5

        MANAGEMENT                                                           6

        YOUR ACCOUNT                                                         7

              How to Contact the Funds                                       7

              General Information                                            7

              Buying Shares                                                  7

              Selling Shares                                                 9

              Exchange Privileges                                           10

        OTHER INFORMATION                                                   11

        FINANCIAL HIGHLIGHTS                                                12

FORUM FUNDS
--------------------------------------------------------------------------------

SUMMARY

CONCEPTS TO  UNDERSTAND           This  Prospectus  offers  Investor Shares of three money market funds -Daily  Assets  Government
                                  Fund, Daily Assets Government Obligations  Fund and Daily Assets Cash Fund (each a "Fund").
MONEY MARKET SECURITY             Investor Shares are designed for retail investors.
means a high credit
quality, short-term, U.S.         INVESTMENT OBJECTIVES
dollar denominated debt
security.                         The investment objective of each Fund is to provide high current income to the extent  consistent with the  preservation  of capital and the maintenance of liquidity.
GOVERNMENT SECURITY
means a security that is          PRINCIPAL INVESTMENT STRATEGIES
issued or guaranteed by
the U.S. Government, its          Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially
agencies or                       all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"),
instrumentalities.                which has the same investment objective and substantially similar investment policies.

REPURCHASE AGREEMENT
means a transaction in            Each Portfolio:
which securities are                  o   Invests  in a  diversified  portfolio  of  Money  Market Securities
purchased                             o   Invests in  securities  with  remaining maturities of 397 days or less
and  simultaneously                   o   Maintains a dollar weighted average maturity of its investments of 90 days or less committed to be resold to
another party at an               Each Portfolio in which a Fund invests and its primary investments are:
agreed-upon date and at
a price reflecting a market
rate of interest.

                                           FUND/PORTFOLIO                               PRIMARY INVESTMENTS
                                  Daily Assets Government               At least 80% of net assets invested in Government Securities
                                  Fund/Government Portfolio             that generally are exempt from state and local income taxes
                                  Daily Assets Government Obligations   At least 80% of net  assets invested in Government
                                  Fund/Government   Cash  Portfolio     Securities and Repurchase Agreements backed by
                                                                        Government Securities
                                  Daily Assets Cash Fund/               Invests in a broad spectrum of Money Market Securities
                                  Cash Portfolio                        including:
                                                                        o   Securities issued by financial institutions, such as
                                                                            certificates of deposits, bankers' acceptances and
                                                                            time deposits
                                                                        o   Securities issued by domestic companies, such  as
                                                                            commercial paper
                                                                        o   Government Securities
                                                                        o   Repurchase Agreements

                                  The investment adviser for each Portfolio (the "Adviser")  continuously monitors economic  factors such as interest rate  outlooks and technical  factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity  profile for the  Portfolio's  investments.  The Adviser  searches  for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

                                  The Adviser may sell a Money Market Security if:
                                      o   Revised  economic  forecasts or interest rate outlook requires a repositioning of a  Portfolio
                                      o   The  security  subsequently  fails  to  meet  the  Adviser's investment criteria
                                      o   Funds are needed for another purpose

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of the Funds' investment in the Portfolios are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Daily Assets Cash Fund, followed by, Government Portfolio/Daily Assets Government Fund and then Government Cash Portfolio/Daily Assets Government Obligations Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Investor Shares have operated.

YEAR ENDED 12/31

DAILY ASSETS GOVERNMENT FUND


Best Quarter:                1.47% (quarter ended 12/31/00)

Worst Quarter                0.48% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 4.50%
2000- 5.71%
2001- 3.42%]



DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


Best Quarter:                1.45% (quarter ended 9/30/00)

Worst Quarter                0.46% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 4.33%
2000- 5.61%
2001- 3.33%]


DAILY ASSETS CASH FUND


Best Quarter:                1.47% (quarter ended 9/30/00)

Worst Quarter                0.46% (quarter ended 12/31/01)

[EDGAR REPRESENTATION OF BAR CHART:
1999- 4.43%
2000- 5.68%
2001- 3.47%]



The following table lists the average annual total return as of December 31, 2001.

                                                           1 YEAR               SINCE INCEPTION           INCEPTION DATE

DAILY ASSETS GOVERNMENT FUND                                3.42%                    4.53%                   9/29/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                    3.33%                    4.46%                    8/6/98
DAILY ASSETS CASH FUND                                      3.47%                    4.56%                    8/6/98


FORUM FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage if a Fund's average net assets. There are no charges to purchase or redeem Fund shares.

                                                                                  DAILY ASSETS
ANNUAL FUND OPERATING EXPENSES                             DAILY ASSETS            GOVERNMENT            DAILY ASSETS
(expenses that are deducted from fund assets)(a)          GOVERNMENT FUND       OBLIGATIONS FUND           CASH FUND
Management Fees (b)                                           0.15%                   0.13%                  0.13%
Distribution (Rule 12b-1) Fees                                0.15%                   0.30%                  0.30%
Other Expenses                                                5.63%                   5.03%                  2.94%
TOTAL ANNUAL FUND OPERATING EXPENSES                          5.93%                   5.46%                  3.37%
Fee Waivers and Expense Reimbursements (c)                    5.18%                   4.56%                  2.46%
NET EXPENSES                                                  0.75%                   0.90%                  0.90%

(a)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c)  Based on certain contractual fee waivers and expense reimbursements currently in effect that may decrease after
     December 31, 2002.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Net Expenses (through December 31, 2002) and Total Annual Fund Operating Expenses (thereafter) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                  DAILY ASSETS      DAILY ASSETS GOVERNMENT         DAILY ASSETS
                GOVERNMENT FUND        OBLIGATIONS FUND              CASH FUND
 1 year                $77                    $92                        $92
 3 years            $1,302                 $1,223                       $805
 5 years            $2,504                 $2,343                     $1,541
10 years            $5,414                 $5,099                     $3,489

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

                           GOVERNMENT         GOVERNMENT CASH            CASH
PORTFOLIO                   PORTFOLIO           PORTFOLIO             PORTFOLIO
ADVISORY FEE                  0.05%               0.03%                  0.03%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.

OTHER SERVICE PROVIDERS

The Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays fees for the distribution of Investor Shares and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder service activities that is not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder services to their customers who are invested in Investor Shares.

FUND EXPENSES

Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser or other service provider may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

Certain service providers of each Fund have undertaken through December 31, 2002 to waive a portion of their fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Investor Shares of each Fund to no more than 0.75% of the average daily net assets for Daily Assets Government Fund and 0.90% of the average daily net assets for each other Fund.

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

WRITE TO US AT:                                           ACH OR WIRE INVESTMENTS TO:
         Forum Shareholder Services, LLC                         Bankers Trust Company
         Attn: (Fund Name - Investor Shares)                     New York, New York
         P.O. Box 446                                            ABA #021001033
         Portland, Maine 04112                                   FOR CREDIT TO:
                                                                 Forum Shareholder Services, LLC
TELEPHONE US AT:                                                 Account # 01-465-547
         (800) 94FORUM or                                        Re: (Fund Name) - Investor Shares
         (800) 943-6786 (Toll Free)                              (Your Name)
         (207) 879-0001                                          (Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                                                              ORDER MUST BE                         PAYMENT MUST BE
                                                               RECEIVED BY                            RECEIVED BY
DAILY ASSETS GOVERNMENT FUND                             12:00 p.m., Eastern time               4:00 p.m., Eastern time
 .................................................. ..................................... ......................................
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                  2:00 p.m., Eastern time               4:00 p.m., Eastern time
DAILY ASSETS CASH FUND

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, your check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

FORUM FUNDS
--------------------------------------------------------------------------------

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Investor Shares:

                                          MINIMUM INITIAL     MINIMUM ADDITIONAL
                                             INVESTMENT          INVESTMENT
Standard Accounts                             $10,000             $500
Traditional and Roth IRA Accounts              $2,000             $250
Accounts With Systematic Investment Plans        $250             $250
Exchanges                                      $2,000             $250

ACCOUNT REQUIREMENTS

                        TYPE OF ACCOUNT                                                  REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS
Individual accounts are owned by one person, as are sole                    o   Instructions must be signed by all persons required
proprietorship  accounts.  Joint accounts have two or more                      to sign exactly as their names appear on the account
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                                 o   Depending on state laws, you can set up a  custodial
These  custodial accounts  provide a way to give money to a                     account  under the UGMA or UTMA
child and obtain tax benefits                                               o   The custodian must sign instructions in a manner
                                                                                indicating custodial capacity
BUSINESS ENTITIES                                                           o   Submit a Corporate/Organization Resolution form or
                                                                                similar document
TRUSTS                                                                      o   The trust must be established before an account
                                                                                can be opened
                                                                            o   Provide a certified trust document, or the pages
                                                                                from the trust document, that identifies the
                                                                                trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                                    BY CHECK
o   Call or write us for an account application (and a                      o   Fill out an investment slip from a confirmation or
    Corporate/Organization Resolution form, if applicable)                      write us a letter
o   Complete the application (and resolution form)                          o   Write your account number on your check
o   Mail us your application (and resolution form) and a                    o   Mail us the slip (or your letter) and the check
    check
BY WIRE                                                                     BY WIRE
o   Call or write us for an account application (and a                      o   Call to notify us of your incoming wire
    Corporate/Organization Resolution form, if applicable)                  o   Instruct your financial institution to wire your
o   Complete the application (and resolution form)                              money to us
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   Instruct your financial institution to wire your
    money to us
BY ACH PAYMENT                                                              BY SYSTEMATIC INVESTMENT
o   Call or write us for an account application (and a                      o   Complete the systematic investment section of the
    Corporate/Organization Resolution form, if applicable)                      application
o   Complete the application (and resolution form)                          o   Attach a voided check to your application
o   Call us to fax the completed application (and                           o   Mail us the completed application and voided check
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   We can electronically debit your purchase amount from
    your account

                                                                    FORUM FUNDS
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Investor Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o   Complete the systematic withdrawal section of the application
o   Attach a voided check to your application
o   Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., Eastern time (or an earlier time if there is an Early Close) for Daily Assets Government Fund, or after 2:00 p.m., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

FORUM FUNDS
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

    o   Written requests to redeem $100,000 or more
    o   Changes to a shareholder's record name
    o Redemptions from an account for which the address or account registration has changed within the last 30 days
    o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
    o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
    o Adding or changing: ACH or wire redemptions, telephone redemption or exchange option or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000 ($500 for IRA accounts), a Fund may ask you to increase your balance. If the account value is still below $5,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Investor  Shares of a Fund for Investor  Shares of another
 Fund or for shares of certain other funds. For a list of other funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o   The names of each fund and share class which you are  exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
    o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o   Call us with your request (unless  you  declined   telephone   redemption
    privileges   on  your  account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may hold cash in any amount. Each Portfolio may also invest a limited amount in other money market mutual funds that have substantially similar investment policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to  Investors  Shares,  each Fund  offers  Institutional  Shares and
Institutional Service Shares. Institutional Shares are designed for institutional investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each  Fund   distributes  its  net  investment   income  daily  and  pays  these
distributions monthly. In addition, each Fund pays capital gain distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net income or short-term capital gain, as opposed to long-term capital gain. Distributions may also be subject to certain state and local taxes.

A Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FORUM FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total returns in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                           --------------------------------------------------              -----------------------------------------
                                                                                              Net              Ratios to
                           Beginning           Distributions Distributions Ending           Assets at     Average Net Assets(a)
                           Net Asset    Net       From Net     From Net      Net               End of  -----------------------------
                           Value Per  Investment Investment   Realized      Asset    Total   Period                Net
                             Share     Income      Income       Gain      Value per  Return   (000's     Net   Investment   Gross
                                                                            Share            Omitted) Expenses   Income  Expenses(b)
    Year Ended August 31
DAILY ASSETS GOVERNMENT
FUND
2001                          $1.00      0.05      (0.05)        -        $1.00      4.68%     $428     0.75%     4.62%      5.93%
2000                           1.00      0.05      (0.05)        -         1.00      5.35%      442     0.75%     5.12%      4.28%
1999(c)                        1.00      0.04      (0.04)        -(d)      1.00      4.43%      703     0.75%     4.25%      5.45%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
2001                           1.00      0.05      (0.05)        -(d)      1.00      4.61%      364     0.90%     4.48%      5.46%
2000                           1.00      0.05      (0.05)        -(d)      1.00      5.21%      406     0.90%     5.33%      6.24%
1999                           1.00      0.04      (0.04)        -         1.00      4.32%       11     0.84%     4.24%    148.94%
1998 (c)                       1.00      0.02      (0.02)        -         1.00      0.35%       10     0.78%     5.06%    766.21%
DAILY ASSETS CASH FUND
2001                           1.00      0.05      (0.05)        -         1.00      4.76%      585     0.90%     4.79%      3.37%
2000                           1.00      0.05      (0.05)        -         1.00      5.31%    4,333     0.90%     5.58%      1.84%
1999                           1.00      0.04      (0.04)        -         1.00      4.40%      458     0.90%     4.13%      9.24%
1998 (c)                       1.00      0.02      (0.02)        -         1.00      0.37%       10     0.78%     5.25%    709.02%

(a)  All ratios for period less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements.
(c) Investor Shares of Daily Assets Government Fund commenced operations on September 29, 1998 and Investor Shares of Daily Assets Government Obligations Fund and Daily Assets Cash Fund commenced operations on August 6, 1998.
(d)  Less than $0.01 per share.


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS

                                ANNUAL/SEMI-ANNUAL REPORTS
           Additional information about each Fund's investments is available in the
                      Fund's annual/semi-annual reports to shareholders.                             INVESTOR SHARES

                       STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                The SAI provides more detailed information about each Fund                   DAILY ASSETS  GOVERNMENT  FUND
                   and is incorporated by reference into this Prospectus.
                                                                                                DAILY ASSETS GOVERNMENT
                                                                                                    OBLIGATIONS FUND
                                   CONTACTING THE FUNDS
        You can get free copies of the annual/semi-annual reports and the SAI, request            DAILY ASSETS CASH FUND
                other information and discuss your questions about each Fund by contacting the Funds at:

                             Forum Shareholder Services, LLC
                                       P.O. Box 446
                                  Portland, Maine 04112
                               800-94FORUM or 800-943-6786
                                       207-879-0001

                      SECURITIES AND EXCHANGE COMMISSION INFORMATION
       You can also review each Fund's  annual/semi-annual  report, the SAI and other information  about  each  Fund at the  Public Reference Room of the
                Securities and Exchange Commission ("SEC"). The scheduled
                  hours of operation of the Public Reference Room may be
                  obtained by calling the SEC at (202) 942-8090. You can
                       get copies of this information for a fee,
                               by e-mailing or writing to:

                                  Public Reference Room
                            Securities and Exchange Commission
                               Washington, D.C. 20549-0102
                            E-mail address: publicinfo@sec.gov

          Fund information, including copies of the annual/semi-annual reports and                      Forum Funds
                   the SAI, is available from the SEC's EDGAR Database                                P.O. Box 446
                              on its Website at www.sec.gov.                                      Portland, Maine 04112
                                                                                                     800-94FORUM or
                                                                                                      800-943-6786
                                                                                                      207-879-0001




                         Investment Company Act File No. 811-3023

